                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment           [ ] Amendment Number:
                                                        ------
This Amendment (Check only one.): [ ] is a restatement

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longhorn Capital Partners, L.P.
Address: 1445 Ross Avenue
         Suite 5000
         Dallas, TX 75202

Form 13F File Number: 28-13393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kristopher N. Kristynik
Title: Principal

Phone: (214) 452-6260

Signature, Place, and Date of Signing:

/s/ Kristopher N. Kristynik            Dallas, TX            November 14, 2011
----------------------------        -----------------      ---------------------
        (Signature)                   (City, State)               (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                        -------
Form 13F Information Table Entry Total:      28
                                        -------
Form 13F Information Table Value Total: 312,806 (thousands)
                                        -------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2     COLUMN 3 COLUMN 4            COLUMN 5           COLUMN 6  COLUMN 7       COLUMN 8
------------------------- -------------- --------- --------- --------------------------- ---------- -------- ---------------------
                                                                                                               VOTING AUTHORITY
                             TITLE OF                VALUE    SHRS OR                    INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                 CLASS       CUSIP    (X1000)   PRN AMT   SH/PRN  PUT/CALL DISCRETION MANAGER    SOLE    SHARED NONE
------------------------- -------------- --------- --------- --------- -------- -------- ---------- -------- --------- ------ ----
ACTIVISION BLIZZARD INC   COM            00507V109     3,497   293,900    SH       N/A      SOLE       --      293,900    0     0
AIRGAS INC                COM            009363102     2,757    43,200    SH       N/A      SOLE       --       43,200    0     0
AON CORP                  COM            037389103     2,983    71,050    SH       N/A      SOLE       --       71,050    0     0
CASH AMER INTL INC        COM            14754D100     5,060    98,900    SH       N/A      SOLE       --       98,900    0     0
CHUBB CORP                COM            171232101       292     4,860    SH       N/A      SOLE       --        4,860    0     0
CME GROUP INC             COM            12572Q105     3,216    13,050    SH       N/A      SOLE       --       13,050    0     0
SELECT SECTOR SPDR TR     SBI CONS STPLS 81369Y308    27,157   915,600    SH       N/A      SOLE       --      915,600    0     0
DISCOVER FINL SVCS        COM            254709108       463    20,200    SH       N/A      SOLE       --       20,200    0     0
DOLLAR TREE INC           COM            256746108     2,461    32,750    SH       N/A      SOLE       --       32,750    0     0
ELECTRONIC ARTS INC       COM            285512109     3,399   166,200    SH       N/A      SOLE       --      166,200    0     0
EXPEDIA INC DEL           COM            30212P105     3,655   141,950    SH       N/A      SOLE       --      141,950    0     0
GAMESTOP CORP NEW         CL A           36467W109     2,197    95,100    SH       N/A      SOLE       --       95,100    0     0
GEO GROUP INC             COM            36159R103     4,365   235,200    SH       N/A      SOLE       --      235,200    0     0
GOLDMAN SACHS GROUP INC   COM            38141G104     1,333    14,100    SH       N/A      SOLE       --       14,100    0     0
INTUIT                    COM            461202103     3,311    69,800    SH       N/A      SOLE       --       69,800    0     0
MARATHON OIL CORP         COM            565849106     2,874   133,200    SH       N/A      SOLE       --      133,200    0     0
MARATHON PETE CORP        COM            56585A102     1,829    67,600    SH       N/A      SOLE       --       67,600    0     0
MATTEL INC                COM            577081102     4,694   181,300    SH       N/A      SOLE       --      181,300    0     0
OCCIDENTAL PETE CORP DEL  COM            674599105     4,995    69,864    SH       N/A      SOLE       --       69,864    0     0
PEPSICO INC               COM            713448108     7,038   113,700    SH       N/A      SOLE       --      113,700    0     0
QUALCOMM INC              COM            747525103     2,052    42,200    SH       N/A      SOLE       --       42,200    0     0
ROCK-TENN CO              CL A           772739207     2,569    52,779    SH       N/A      SOLE       --       52,779    0     0
SPDR S&P 500 ETF TR       TR UNIT        78462F103   207,441 1,833,326    SH       N/A      SOLE       --    1,833,326    0     0
TRAVELERS COMPANIES INC   COM            89417E109     3,679    75,500    SH       N/A      SOLE       --       75,500    0     0
TYCO INTERNATIONAL LTD    SHS            H89128104     2,535    62,200    SH       N/A      SOLE       --       62,200    0     0
WAL MART STORES INC       COM            931142103     3,612    69,600    SH       N/A      SOLE       --       69,600    0     0
WEIGHT WATCHERS INTL
 INC NEW                  COM            948626106       995    17,075    SH       N/A      SOLE       --       17,075    0     0
WHITING PETE CORP NEW     COM            966387102     2,347    66,900    SH       N/A      SOLE       --       66,900    0     0